INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
Schedule of Inventories
	As of December 31,
	2014	2015
	RMB	RMB
Raw materials	638,652,057	530,073,129
Work-in-progress	324,604,192	591,775,978
Finished goods	927,891,802	2,081,475,935
Total	1,891,148,051	3,203,325,042